Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets
Note 7. Intangible Assets
The following table summarizes the gross carrying amounts and accumulated amortization of the Company’s intangible assets by major class:

	December 31, 2022			December 31, 2021			Weighted Average Remaining Useful Life (Years) December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$81,002	$(24,654)	$56,348	$79,474	$(17,830)	$61,644	8.9
Developed technology	35,350	(17,673)	17,677	34,123	(12,638)	21,485	5.8
Databases	29,912	(8,892)	21,020	29,142	(6,785)	22,357	9.8
Tradenames	11,480	(3,216)	8,264	11,159	(2,286)	8,873	10.1
Expert network	2,559	(800)	1,759	2,852	(417)	2,435	4.1
Patents	700	(200)	500	513	(165)	348	17.0
Content library	592	(64)	528	592	(5)	587	8.9

Total	$161,595	$(55,499)	$106,096	$157,855	$(40,126)	$117,729

Finite-lived intangible assets are stated at cost, net of amortization, generally using the straight-line method over the expected useful lives of the intangible assets. Amortization of intangible assets, excluding developed technology, was $10,451 and $9,359 for the year ended December 31, 2022 and 2021, respectively.
Amortization of developed technology was recorded as part of cost of revenues in the amount of $5,030 and $4,256 for the year ended December 31, 2022 and 2021, respectively.

The expected future amortization expense for intangible assets as of December 31, 2022 is as follows:

2023	$15,733
2024	14,929
2025	11,731
2026	11,470
2027	11,091
Thereafter	41,142

Total	$106,096

Capitalized software development costs
Capitalized software development costs are as follows:

	December 31, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Capitalized software development costs	$19,815	$(5,869)	$13,946	$9,270	$(1,790)	$7,480
During the years ended December 31, 2022 and 2021, the Company capitalized interest on capitalized software development costs in the amount of $740 and $286, respectively. Amortization of capitalized software development costs was recorded as part of cost of revenues for the years ended December 31, 2022 and 2021 in the amount of $4,064 and $1,588, respectively. The estimated useful life is determined at the time each project is placed in service.